Quarterly Holdings Report
for
Fidelity® New Millennium ETF
April 30, 2021
OTF-QTLY-0621
1.9897906.100

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
COMMUNICATION SERVICES – 5.9%
Diversified Telecommunication Services – 1.9%
Cogent Communications Holdings, Inc.	2,982	$225,171
Verizon Communications, Inc.	13,899	803,223
		1,028,394
Media – 4.0%
Comcast Corp. Class A	25,531	1,433,566
Omnicom Group, Inc.	3,602	296,300
Sinclair Broadcast Group, Inc. Class A	4,925	159,915
The Interpublic Group of Cos., Inc.	9,190	291,782
		2,181,563
TOTAL COMMUNICATION SERVICES		3,209,957
CONSUMER DISCRETIONARY – 10.1%
Auto Components – 0.4%
Magna International, Inc.	2,318	218,866
Automobiles – 1.7%
General Motors Co.	8,969	513,206
Stellantis N.V.	24,563	407,009
		920,215
Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc. (a)	183	451,293
Churchill Downs, Inc.	1,293	273,469
		724,762
Household Durables – 2.3%
D.R. Horton, Inc.	5,725	562,710
Mohawk Industries, Inc. (a)	1,795	368,873
NVR, Inc. (a)	67	336,213
		1,267,796
Internet & Direct Marketing Retail – 0.4%
Coupang, Inc. (a)	522	21,872
eBay, Inc.	3,070	171,275
		193,147
Leisure Products – 0.3%
Peloton Interactive, Inc. Class A (a)	1,338	131,592
Specialty Retail – 1.7%
AutoZone, Inc. (a)	228	333,819
Best Buy Co., Inc.	2,627	305,441
National Vision Holdings, Inc. (a)	2,863	144,324
Vroom, Inc. (a)	3,128	144,733
		928,317
Textiles, Apparel & Luxury Goods – 2.0%
PVH Corp.	2,620	296,531
Ralph Lauren Corp.	1,453	193,670
Tapestry, Inc.	8,268	395,624
Under Armour, Inc. Class A (a)	9,060	220,249
		1,106,074
TOTAL CONSUMER DISCRETIONARY		5,490,769

	Shares	Value
CONSUMER STAPLES – 3.4%
Beverages – 0.9%
Diageo PLC ADR	1,667	$298,977
Molson Coors Beverage Co. Class B	3,576	196,501
		495,478
Food & Staples Retailing – 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	5,416	241,933
The Kroger Co.	10,749	392,768
		634,701
Personal Products – 0.5%
Edgewell Personal Care Co.	7,115	271,793
Tobacco – 0.8%
Altria Group, Inc.	9,704	463,366
TOTAL CONSUMER STAPLES		1,865,338
ENERGY – 9.4%
Energy Equipment & Services – 0.7%
Oceaneering International, Inc. (a)	10,618	114,143
Schlumberger N.V.	9,431	255,109
TechnipFMC PLC	5,791	42,853
		412,105
Oil, Gas & Consumable Fuels – 8.7%
Cabot Oil & Gas Corp.	11,367	189,488
Canadian Natural Resources Ltd.	15,417	468,368
Cenovus Energy, Inc.	40	311
Cheniere Energy, Inc. (a)	8,002	620,315
Exxon Mobil Corp.	24,140	1,381,774
Golar LNG Ltd. (a)	17,422	200,005
Hess Corp.	14,409	1,073,615
The Williams Cos., Inc.	21,145	515,092
Valero Energy Corp.	3,689	272,838
		4,721,806
TOTAL ENERGY		5,133,911
FINANCIALS – 19.7%
Banks – 10.0%
Bank of America Corp.	31,742	1,286,503
Comerica, Inc.	3,827	287,637
HDFC Bank Ltd. ADR (a)	3,212	225,740
The PNC Financial Services Group, Inc.	6,279	1,173,859
Wells Fargo & Co.	55,104	2,482,435
		5,456,174
Capital Markets – 2.8%
Morgan Stanley	7,044	581,482
The Goldman Sachs Group, Inc.	1,830	637,663
Virtu Financial, Inc. Class A	10,155	300,893
		1,520,038
Insurance – 5.7%
American International Group, Inc.	22,364	1,083,536
Arch Capital Group Ltd. (a)	10,701	424,937
Chubb Ltd.	4,553	781,249

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – continued
First American Financial Corp.	2,874	$ 185,373
MetLife, Inc.	8,061	512,922
RenaissanceRe Holdings Ltd.	762	128,633
		3,116,650
Thrifts & Mortgage Finance – 1.2%
Radian Group, Inc.	25,453	627,162
TOTAL FINANCIALS		10,720,024
HEALTH CARE – 16.1%
Biotechnology – 1.3%
Amgen, Inc.	2,285	547,578
Regeneron Pharmaceuticals, Inc. (a)	391	188,188
		735,766
Health Care Equipment & Supplies – 3.8%
Becton Dickinson and Co.	2,069	514,788
Boston Scientific Corp. (a)	12,941	564,228
Butterfly Network, Inc. (a)	6,712	97,190
Danaher Corp.	2,562	650,594
Hologic, Inc. (a)	3,902	255,776
		2,082,576
Health Care Providers & Services – 4.8%
Centene Corp. (a)	6,778	418,473
Cigna Corp.	2,381	592,893
Guardant Health, Inc. (a)	1,698	269,948
Oak Street Health, Inc. (a)	3,419	210,713
UnitedHealth Group, Inc.	2,211	881,747
Universal Health Services, Inc. Class B	1,492	221,428
		2,595,202
Life Sciences Tools & Services – 1.0%
Bruker Corp.	7,968	545,967
Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co.	23,113	1,442,713
Eli Lilly & Co.	4,091	747,712
Sanofi ADR	5,918	309,926
Viatris, Inc. (a)	23,927	318,229
		2,818,580
TOTAL HEALTH CARE		8,778,091
INDUSTRIALS – 16.0%
Aerospace & Defense – 4.0%
BWX Technologies, Inc.	4,997	334,399
General Dynamics Corp.	2,906	552,808
Huntington Ingalls Industries, Inc.	2,730	579,634
Kratos Defense & Security Solutions, Inc. (a)	5,481	146,562
Northrop Grumman Corp.	1,612	571,357
		2,184,760
Air Freight & Logistics – 0.6%
XPO Logistics, Inc. (a)	2,347	326,515

	Shares	Value

Airlines – 0.4%
JetBlue Airways Corp. (a)	11,024	$ 224,449
Building Products – 0.6%
Fortune Brands Home & Security, Inc.	3,059	321,134
Commercial Services & Supplies – 0.7%
Stericycle, Inc. (a)	3,474	264,996
US Ecology, Inc. (a)	3,156	134,004
		399,000
Construction & Engineering – 1.1%
AECOM (a)	5,801	385,360
Argan, Inc.	3,739	187,511
		572,871
Electrical Equipment – 0.6%
Sensata Technologies Holding PLC (a)	5,350	308,909
Industrial Conglomerates – 5.4%
General Electric Co.	224,903	2,950,727
Machinery – 1.2%
Donaldson Co., Inc.	2,800	176,064
Ingersoll Rand, Inc. (a)	5,112	252,584
Pentair PLC	3,217	207,529
		636,177
Professional Services – 0.7%
Leidos Holdings, Inc.	2,210	223,829
Science Applications International Corp.	1,653	147,811
		371,640
Road & Rail – 0.7%
Knight-Swift Transportation Holdings, Inc.	8,293	390,766
TOTAL INDUSTRIALS		8,686,948
INFORMATION TECHNOLOGY – 8.8%
Communications Equipment – 2.3%
Cisco Systems, Inc.	16,519	840,982
Telefonaktiebolaget LM Ericsson ADR	28,967	399,455
		1,240,437
Electronic Equipment, Instruments & Components – 0.7%
Keysight Technologies, Inc. (a)	2,720	392,632
IT Services – 3.2%
Affirm Holdings, Inc. (a)	142	10,011
Akamai Technologies, Inc. (a)	3,055	332,079
Euronet Worldwide, Inc. (a)	1,269	182,013
Fidelity National Information Services, Inc.	2,835	433,471
Visa, Inc. Class A	3,297	770,047
		1,727,621
Semiconductors & Semiconductor Equipment – 2.6%
Analog Devices, Inc.	2,122	325,006
Intel Corp.	11,928	686,218
Lam Research Corp.	689	427,490
		1,438,714
TOTAL INFORMATION TECHNOLOGY		4,799,404

Quarterly Report	3

Common Stocks – continued
	Shares	Value
MATERIALS – 4.1%
Chemicals – 1.0%
Nutrien Ltd.	3,808	$210,163
Olin Corp.	7,159	308,052
		518,215
Containers & Packaging – 1.4%
Avery Dennison Corp.	1,328	284,418
O-I Glass, Inc. (a)	29,568	487,576
		771,994
Metals & Mining – 1.7%
Commercial Metals Co.	4,868	142,243
Freeport-McMoRan, Inc.	10,997	414,697
Royal Gold, Inc.	1,918	214,548
Steel Dynamics, Inc.	3,161	171,389
		942,877
TOTAL MATERIALS		2,233,086
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Cousins Properties, Inc.	4,184	153,427
Gaming and Leisure Properties, Inc.	6,462	300,419
Healthcare Trust of America, Inc. Class A	5,415	159,039
Simon Property Group, Inc.	1,839	223,880
Spirit Realty Capital, Inc.	6,558	311,767
VEREIT, Inc.	3,398	162,560
VICI Properties, Inc.	10,943	346,893
TOTAL REAL ESTATE		1,657,985
UTILITIES – 2.7%
Electric Utilities – 2.2%
Duke Energy Corp.	5,796	583,599

	Shares	Value

FirstEnergy Corp.	5,234	$198,473
The Southern Co.	6,485	429,113
		1,211,185
Independent Power and Renewable Electricity Producers – 0.5%
The AES Corp.	9,429	262,315
TOTAL UTILITIES		1,473,500
TOTAL COMMON STOCKS (Cost $46,168,084)		54,049,013
Money Market Fund – 0.7%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $401,339)	401,339	401,339
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $46,569,423)		54,450,352
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,602
NET ASSETS – 100.0%		$ 54,451,954

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report

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